Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses consist of the following components:

	For the years ended September 30,
	2025	2024	2023
Current income tax expenses	$402,781	$441,441	$96,452
Deferred income tax expenses/(benefit)	—	148,239	(160,402)
Total income tax expenses/(benefit)	$402,781	$589,680	$(63,950)

Schedule of Provision for Income Taxes and the Provision at Japan Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

		For the years ended September 30,
		2025	2024	2023
(Loss)/profit before income tax expenses		$(6,965,324)	$150,344	$(716,678)
Computed income tax expense/(benefit) with statutory tax rate(1)	36.8%	(2,565,094)	55,367	(263,930)
Effect of preferential tax rate		22	(21,092)	(22,301)
Impact of different tax rates in other jurisdictions		1,807,163	(237,513)	(425)
Non-deductible expenses		3,001	3,160	316
Utilized tax loss		—	—	(49,313)
Changes in valuation allowance		1,157,689	789,758	271,703
Income tax expenses/(benefit)		$402,781	$589,680	$(63,950)

(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

Schedule of Significant Components of the Deferred Tax Assets

As of September 30, 2025 and 2024, the significant components of the deferred tax assets are summarized below:

	As of September 30,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$2,479,634	$1,265,023
Unrealized foreign exchange (loss) /gain	(30,668)	45,440
Total deferred tax assets	2,448,966	1,310,463
Valuation allowance	(2,448,966)	(1,310,463)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of September 30
	2025	2024
Valuation allowance:
Balance at beginning of the year	$1,310,463	$468,938
Additions	1,157,678	790,396
Loss utilized	—	—
Exchange difference	(19,175)	51,129
Balance at end of the year	$2,448,966	$1,310,463

Schedule of Net Operating Loss Carryforwards	As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:
2026	$142,099
2027	499,609
2028	1,605,415
2029	1,685,614
2030	7,443,288
Total	$11,376,025